SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of impacts of the adoption of IFRS
		As of	Adoption		As of
		December 31	impact		January 1,
	Note	2016	IFRS 16		2017
		ThUS$	ThUS$		ThUS$
					Restated
Current assets
Other non-financial assets, current	12	212,242	(25,567)	(9)	186,675

Non-current assets
Properties, plants and equipment	17	10,498,149	2,931,101	(9)	13,429,250

Current liabilities
Other current financial liabilities	7-19	1,839,528	311,307	(11)	2,150,835

Non-current liabilities
Other non current financial liabilities	7-19	6,796,952	2,881,149	(11)	9,678,101
Accounts payable commercial and other	7-24	359,391	20,065	(9)	379,456
Deferred tax liability	18	915,759	(61,343)	(10)	854,416
Equity
Equity attributable to the owners of the parent
Accumulated earnings	25	366,404	(460,173)	(12)	(93,769)
Other reserves	25	580,870	215,299	(12)	796,169
Non-controlling interest	14	88,644	(771)	(12)	87,873
		As of	Adoption				As of	Adoption		As of
		December 31,	impact				January 1	impact		January 1,
	Note	2017	IFRS 9		IFRS 15		2018	IFRS 16		2018
		ThUS$	THUS$		ThUS$		ThUS$	ThUS$		ThUS$
										Restated
Current assets
Other non-financial assets, current	12	221,188	-		54,361	(4)	275,549	(30,771)	(9)	244,778
Trade debtors and other accounts receivable, current	7 - 8	1,214,050	(11,105)	(1)	-		1,202,945	-		1,202,945

Non-current assets
Other non-financial assets, non current	12	220,807	-		-		220,807	(8,604)	(9)	212,203
Properties, plants and equipment	17	10,065,335	-		-		10,065,335	2,865,317	(9)	12,930,652
Deferred tax assets	18	364,021	89	(2)	6,005	(7)	370,115	449	(10)	370,564

Current liabilities
Other current financial liabilities	7 - 19	1,300,949	-		-		1,300,949	319,030	(11)	1,619,979
Trade and other accounts payables	7 - 20	1,695,202	-		(22,192)	(5)	1,673,010	(4,398)	(9)	1,668,612
Other non-financial liabilities, current	22	2,823,963	-		77,640	(6)	2,901,603	-		2,901,603

Non-current liabilities
Other non current financial liabilities	7 - 19	6,605,508	-		-		6,605,508	2,827,942	(11)	9,433,450
Accounts payable commercial and other	7 - 24	498,832	-		-		498,832	60,611	(9)	559,443
Deferred tax liability	18	949,697	(1,021)	(2)	4,472	(5)	953,148	(75,400)	(10)	877,748

Equity
Equity attributable to the owners of the Accumulated earnings	25	475,118	(9,995)	(3)	446	(8)	465,569	(506,581)	(12)	(41,012)
Other reserves	25	554,884	-		-		554,884	205,877	(12)	760,761
Non-controlling interest	14	91,147	-		-		91,147	(690)	(12)	90,457
		As of	Adoption		As of
		December 31,	impact		December 31,
	Note	2018	IFRS 16		2018
		ThUS$	ThUS$		ThUS$
					Restated
Current assets
Other non-financial assets, current	12	320,977	(30,501)	(9)	290,476

Non-current assets
Other non-financial assets, non current	12	233,741	(6,200)	(9)	227,541
Properties, plants and equipment	17	9,953,365	2,548,444	(9)	12,501,809
Deferred tax assets	18	273,328	201	(10)	273,529

Current liabilities
Other current financial liabilities	7-19	1,430,789	363,497	(11)	1,794,286

Non-current liabilities
Other non current financial liabilities	7-19	5,864,910	2,494,552	(11)	8,359,462
Accounts payable commercial and other	7-24	483,656	45,621	(9)	529,277
Deferred tax liability	18	872,121	(85,550)	(10)	786,571
Equity
Equity attributable to the owners of the parent
Accumulated earnings	25	597,676	(378,705)	(12)	218,971
Other reserves	25	(76,926)	72,561	(12)	(4,365)
Non-controlling interest	14	79,940	(32)	(12)	79,908

Schedule of impairment losses provision
	Portfolio maturity
			Up to	Up to	More than
		Up to	91 to	181 to	360
	Up to date	90 days	180 days	360 days	days	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Expected loss rate	1%	21%	46%	67%	94%	8%
Gross book value	1,046,909	36,241	12,001	14,623	66,022	1,175,796
Impairment provision	(13,570)	(7,774)	(5,499)	(9,803)	(61,787)	(98,433)

Schedule of analyzed business models and classified financial assets and liabilities
	Classification IAS 39				Classification IFRS 9
Assets	Loans and receivables	Hedge and derivatives	Held for trading	Initial as fair value through profit and loss	Cost amortized	At fair value with changes in results	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of December 31, 2017	2,446,864	62,867	1,915	501,890	-	-	3,013,536
Cash and cash equivalents	(1,112,346)	-	-	(29,658)	1,112,346	29,658	-
Other financial assets, current	(23,918)	-	(1,421)	(472,232)	23,918	473,653	-
Trade debtors and other accounts receivable, current	(1,214,050)	-	-	-	1,214,050	-	-
Accounts receivable from entities related, current	(2,582)	-	-	-	2,582	-	-
Other financial assets, non-current	(87,077)	-	(494)	-	87,077	494	-
Accounts receivable, non-current	(6,891)	-	-	-	6,891	-	-
Balance as of January 1, 2018	-	62,867	-	-	2,446,864	503,805	3,013,536
	Classification IAS 39		Classification IFRS 9
Liabilities	Others financial liabilities	Held hedge derivatives	Cost amortized	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of December 31, 2017	10,086,434	14,817	-	10,101,251
Other current financial liabilities	(1,288,749)	-	1,288,749	-
Trade accounts payable and other accounts payable, current	(1,695,202)	-	1,695,202	-
Accounts payable to related entities, current	(760)	-	760	-
Other financial liabilities, not current	(6,602,891)	-	6,602,891	-
Accounts payable, not current	(498,832)	-	498,832	-
Balance as of January 1, 2018 (*)	-	14,817	10,086,434	10,101,251

Schedule of effects of changes recognized in the application of IFRS
		For the year ended december 31, 2017
Reconciliation income		Adjustments for reconciliation
		Results under	Adoption impact	Results under
	Nota	IAS 17	IFRS16	IFRS 16
		ThUS$	ThUS$	ThUS$
		Published		Restated
Revenue	26	9,613,907	-	9,613,907
Cost of sales		(7,441,849)	162,491	(7,279,358)
Gross margin		2,172,058	162,491	2,334,549

Other income	28	549,889	-	549,889
Distribution costs		(699,600)	2,816	(696,784)
Administrative expenses		(938,931)	(13,837)	(952,768)
Other expenses		(368,883)	3,423	(365,460)
Other gains (losses)		(7,754)	-	(7,754)
Income from operation activities		706,779	154,893	861,672

Financial income		78,695	-	78,695
Financial costs	27	(393,286)	(185,947)	(579,233)
Foreign exchange gains (losses)	29	(18,718)	(29,780)	(48,498)
Result of indexation units		748	-	748
Income (loss) before taxes		374,218	(60,834)	313,384
Income (loss) tax expense / benefit	18	(173,504)	14,506	(158,998)

NET INCOME (LOSS) FOR THE YEAR		200,714	(46,328)	154,386

Income (loss) attributable to owners of the parent		155,304	(46,408)	108,896
Income (loss) attributable to non- controlling interest	14	45,410	80	45,490
Net income (loss) for the year		200,714	(46,328)	154,386
		For the year ended december 31, 2018
Reconciliation Revenue			Adjustments for reconciliation
	Nota	Results under IFRS 15	Adoption impact IFRS 16	Results under IFRS 15	Contract costs (4)	Deferred revenues recognition [(5), (6)]	Reclassifications	Results under IAS 18
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
		Published		Restated
				IFRS 16

Revenue	26	9,895,456	-	9,895,456	-	48,561	31,501	9,975,518
Cost of sales		(7,962,843)	189,411	(7,773,432)	-	(34,986)	-	(7,808,418)
Gross margin		1,932,613	189,411	2,122,024	-	13,575	31,501	2,167,100
Other income	28	472,758	-	472,758	-	-	42,563	515,321
Distribution costs		(619,200)	3,986	(615,214)	(43)	-	(20,003)	(635,260)
Administrative expenses		(721,270)	(15,063)	(736,333)	(806)	-	(54,061)	(791,200)
Other expenses		(359,781)	3,531	(356,250)	-	-	-	(356,250)
Other gains (losses)		53,499	-	53,499	-	-	-	53,499
Income from operation activities		758,619	181,865	940,484	(849)	13,575	-	953,210
Financial income		53,253	-	53,253	-	-	-	53,253
Financial costs	27	(356,269)	(182,868)	(539,137)	-	-	-	(539,137)
Foreign exchange gains (losses)	29	(157,709)	119,639	(38,070)	-	-	-	(38,070)
Result of indexation units		(865)	-	(865)	-	-	-	(865)
Income (loss) before taxes		297,029	118,636	415,665	(849)	13,575	-	428,391
Income (loss) tax expense / benefit	18	(83,782)	9,903	(73,879)	(23)	(1,030)	-	(74,932)
NET INCOME (LOSS) FOR THE YEAR		213,247	128,539	341,786	(872)	12,545	-	353,459
Income (loss) attributable to owners of the parent		181,935	127,876	309,811	(872)	12,545	-	321,484
Income (loss) attributable to non-controlling interest	14	31,312	663	31,975	-	-	-	31,975
Net income (loss) for the period		213,247	128,539	341,786	(872)	12,545	-	353,459

Disclosure of Effects of Impact Recognized In Application of Ifrs Explanatory
	For the year ended	Adoption		For the year ended
	December 31,	impact		December 31,
	2017	IFRS 16		2017
	ThUS$	ThUS$		ThUS$
				Restated

Payments to suppliers for goods and services	(6,722,713)	520,082	(1)	(6,202,631)
Net cash flows from operating activities	(6,722,713)	520,082		(6,202,631)

Loans repayments	(1,829,191)	(344,901)	(2)	(2,174,092)
Payments of finance lease liabilities	(344,901)	344,901	(2)	-
Payments of lease liabilities	-	(338,179)	(1)	(338,179)
Interest paid	(389,724)	(181,903)	(1)	(571,627)
Net cash flows (used in) financing activities	(2,563,816)	(520,082)		(3,083,898)
	For the year ended	Adoption		For the year ended
	December 31,	impact		December 31,
	2018	IFRS 16		2018
	ThUS$	ThUS$		ThUS$
				Restated

Payments to suppliers for goods and services	(7,331,390)	556,387	(1)	(6,775,003)
Net cash flows from operating activities	(7,331,390)	556,387		(6,775,003)

Loans repayments	(1,045,662)	(692,687)	(2)	(1,738,349)
Payments of finance lease liabilities	(692,687)	692,687	(2)	-
Payments of lease liabilities	-	(373,439)	(1)	(373,439)
Interest paid	(357,355)	(182,948)	(1)	(540,303)
Net cash flows (used in) financing activities	(2,095,704)	(556,387)		(2,652,091)